UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 31 December 2007

Check here if Amendment [ ];
Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries. Institutional
Investment Manager Filing this Report: Partners Capital

Address: 30 Rowes Wharf 5th FLoor
Boston, MA 02110
Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name: Clint Liebenberg
Title: Chief Operating Officer
Phone: 617 292 2570

Signature, Place, and Date of Signing: CLINT LIEBENBERG
Boston, MA 2/15/2008
[Signature] [City, State] [Date]

Report Type (Check only one.):
[ X ]	 13F HOLDINGS REPORT.
[ ]	 13F NOTICE.
[ ]	 13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: 189,517

No.  Form 13F File Number  Name
28-_

Form 13F Information Table
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 5 COLUMN 6 COLUMN 7 COLUMN 8
Name of Issuer Class	CUSIP	Value	Inv Discretion	Other Managers	Voting
Powershares DB Commodity Fund 		73935A 10 5	25,433.66	Yes	No	None
BGI iShares Emerging Markets Index 	464287234	1,511.15	Yes	No	None
BGI iShares EAFE Index Fund 		464287 46 6	25,020.52	Yes	No	None
BGI ishares MSCI Japan Idx Fund 	464286849	157.39	Yes	No	None
BGI iShares Cohen & Steers Realty	464287 56 5	5,343.75	Yes	No	None
BGI iShares S&P Euro 350 Index 		464287862	503.53	Yes	No	None
BGI iShares S&P500 Index Fund		464287 20 1	5,225.43	Yes	No	None
BGI iShares Russell 3000 Index Fund 	464287 68 10	1,084.64	Yes	No	None
iShares Lehman Tres Inf Pr USD 		464287 17 7	2,264.12	Yes	No	None
Vanguard Europe Pacific ETF 		921943859	15.72	Yes	No	None
Vanguard Total Stock Mkt Vipers 	922908770	341.68	Yes	No	None
Powershares DB Commodity Fund		73935A 10 5	22,917.42	Yes	No	Yes
BGI iShares Emerging Markets Index	464287234	677.40	Yes	No	Yes
BGI iShares EAFE Index Fund		464287 46 6	31,850.59	Yes	No	Yes
BGI iShares Cohen & Steers Realty	464287 56 5	9,548.64	Yes	No	Yes
iShares 7-10YR		464287 44 0	167.93	Yes	No	Yes
BGI iShares S&P500 Index Fund		464287 20 0	57.23	Yes	No	Yes
iShares Russell 2000		        464287 65 5	130.05	Yes	No	Yes
iShares Lehman Tres Inf Pr USD		464287 17 7	57,108.41	Yes	No	Yes
iShares 20+YR		                464287 43 2	157.34	Yes	No	Yes